LEASES - Change in lease liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2022 COP ($) $ / $	Dec. 31, 2021 $ / $
LEASES
Beginning balance	$ 1,900,268	$ 1,819,077
New contracts	75,345	68,201
Reassessment of the lease liability	161,787	12,131
Payments	(305,413)	(285,920)
Accrued Interest	123,175	123,510
Effect of changes in foreign exchange rate (lease liabilities)	(181,552)	163,269
Ending balance	1,773,610	1,900,268
Interest expense on lease liabilities	$ 9,360	$ 12,161
Year end exchange rate, US dollar into Colombian pesos | $ / $	3,822.05	4,810.20	3,981.16